Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000120699 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class R6
Trading Symbol	GTDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class R6)	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 22.96%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class R6)	22.96%	4.69%	7.23%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,166,890,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 11,745,777
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000029646 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class R5
Trading Symbol	GTDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class R5)	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 22.86%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class R5)	22.86%	4.61%	7.16%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,166,890,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 11,745,777
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071223 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class Y
Trading Symbol	GTDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class Y)	$127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 22.76%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class Y)	22.76%	4.55%	7.08%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,166,890,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 11,745,777
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000564 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class C
Trading Symbol	GTDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class C)	$237	2.14%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 21.56%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class C) —including sales charge	20.56%	3.51%	6.17%
Invesco Emerging Markets ex-China Fund (Class C) —excluding sales charge	21.56%	3.51%	6.17%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,166,890,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 11,745,777
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000562 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets ex-China Fund
Class Name	Class A
Trading Symbol	GTDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets ex-China Fund (the “Fund”), formerly Invesco EQV Emerging Markets All Cap Fund, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets ex-China Fund (Class A)	$155	1.39%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging markets (EM) equities performed very well during the fiscal year ended October 31, 2025. EM outperformed developed markets as well as US equities as the continued US dollar decline pushed the MSCI Emerging Markets Index to near all-time highs. EM excluding China performed strongly in the year however lagged broader EM equities which included strong performance from China but outperformed global and US markets. EM excluding China equities rallied from strength in Brazil and other commodity-linked markets along with the continued trade in technology and artificial intelligence (AI) affiliated equities.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 22.44%. For the same time period, the MSCI Emerging Markets ex China Index (Net) returned 25.85%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Samsung Electronics Co. Ltd. | Samsung Electronics is a South Korean multinational corporation that designs and manufactures consumer electronics, semiconductors, and IT solutions, and is a global leader in smartphones, memory chips, and display technology. The company is coming off a strong year driven by strong demand for AI-related semiconductors and premium smartphones.
What detracted from performance?
PT Bank Central Asia Tbk | Bank Central Asia is the number one private bank in Indonesia and is the industry leader in transactional banking. Economic slowdown, tighter system liquidity, and political uncertainty led to a pullback in Indonesian banks during the first quarter of 2025. The bank maintains the best-in-class deposit franchise and has been relatively resilient against near-term industry headwinds. The Fund exited this position during the period.
PT Kalbe Farma Tbk | Kalbe Farma is an Indonesian pharmaceutical company. Weak macro environment and consumer sentiment, along with political noises caused derating of the overall Indonesia market during the first quarter of 2025. In addition, the market was over concerned about Kalbe’s high US dollar cost exposure, which the company has managed to cut significantly during the fiscal year. The Fund exited this position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets ex-China Fund (Class A) —including sales charge	15.71%	3.12%	6.20%
Invesco Emerging Markets ex-China Fund (Class A) —excluding sales charge	22.44%	4.29%	6.81%
MSCI Emerging Markets ex China Index (Net)	25.85%	12.90%	8.92%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,166,890,791
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 11,745,777
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,166,890,791
Total number of portfolio holdings	58
Total advisory fees paid	$11,745,777
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.79%
Samsung Electronics Co. Ltd.	7.11%
HDFC Bank Ltd., ADR	4.49%
Yageo Corp.	3.41%
Kasikornbank PCL, Foreign Shares	3.25%
Naspers Ltd.	3.22%
Saudi National Bank (The)	2.77%
ICICI Bank Ltd., ADR	2.33%
Samsung Electronics Co. Ltd., Preference Shares	2.29%
Samsung Electro-Mechanics Co. Ltd.	2.29%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund. Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV Emerging Markets All Cap Fund was renamed Invesco Emerging Markets ex-China Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.
Additionally, the 80% investment policy of the Fund was changed to reflect the Fund's revised focus to invest in emerging markets, excluding China.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
In connection with these changes, the Fund modified its principal investment strategies and risks to reflect that the Fund no longer invests in China as a part of its principal investment strategies.

Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000565 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class A
Trading Symbol	GGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class A)	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 5.59%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class A) —including sales charge	-0.21%	4.75%	5.56%
Invesco Health Care Fund (Class A) —excluding sales charge	5.59%	5.94%	6.16%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,253,599,511
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 7,688,341
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.

Material Fund Change Risks Change [Text Block]	The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000567 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class C
Trading Symbol	GTHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class C)	$185	1.81%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 4.80%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class C) —including sales charge	3.85%	5.15%	5.52%
Invesco Health Care Fund (Class C) —excluding sales charge	4.80%	5.15%	5.52%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,253,599,511
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 7,688,341
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.

Material Fund Change Risks Change [Text Block]	The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000265799 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class R
Trading Symbol	GTHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class R)	$9	1.05%†
▼	For the period September 30, 2025 (commencement of operations) to October 31, 2025. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	1.05%	[2],[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 5.35%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class R)	5.35%	5.68%	5.89%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,253,599,511
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 7,688,341
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.

Material Fund Change Risks Change [Text Block]	The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071224 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class Y
Trading Symbol	GGHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class Y)	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 5.85%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class Y)	5.85%	6.20%	6.42%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,253,599,511
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 7,688,341
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.

Material Fund Change Risks Change [Text Block]	The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000029647 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Investor Class
Trading Symbol	GTHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Investor Class)	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Investor Class shares of the Fund returned 5.59%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Investor Class)	5.59%	5.94%	6.15%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,253,599,511
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 7,688,341
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.

Material Fund Change Risks Change [Text Block]	The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188882 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class R6
Trading Symbol	GGHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class R6)	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US health care equities lagged the overall equity market as investors rotated into the more cyclical sectors of the market.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 5.94%. For the same time period, the S&P Composite 1500® Health Care Index (the "Benchmark") returned -0.09%. The Fund outperformed the Benchmark primarily due to strong stock selection in the biotechnology, health care services and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry and the Fund's underweight allocation to the pharmaceuticals and healthcare services industries.
What contributed to performance?
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The stock rallied following the announcement of its intent to acquire Bolt Medical (not a Fund holding), which makes a laser-based platform to treat coronary and peripheral artery disease. The company also reported continued organic sales growth driven by its cardiovascular segment and also raised its earnings guidance.
Cencora, Inc. | Cencora distributes pharmaceuticals, medical supplies and health care equipment, while also providing services to health care providers, manufacturers and pharmacies. The stock advanced on better-than-expected earnings and guidance, driven by continued positive trends in health care utilization, prescription distribution growth and demand for GLP-1 obesity treatments.
What detracted from performance?
UnitedHealth Group, Inc. | UnitedHealth is a large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined in response to weaker-than-expected quarterly results due to higher-than-expected medical losses, the abrupt resignation of its CEO, and news of a Department of Justice investigation into the company’s Medicare billing practices. The stock detracted from absolute return, but the Fund was underweight in UnitedHealth, which added to relative performance.
Vertex Pharmaceuticals, Inc. | Vertex Pharmaceuticals is a global biotechnology company. Management reported softer quarterly financial results in their core cystic fibrosis drug franchise as well as a slower start for their newly approved pain drug.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class R6)	5.94%	6.30%	6.45%
S&P Composite 1500® Health Care Index	-0.09%	8.53%	9.19%
MSCI World Health Care Index	-0.34%	7.41%	7.47%
MSCI World Index (Net)	22.02%	15.58%	11.79%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,253,599,511
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 7,688,341
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,253,599,511
Total number of portfolio holdings	76
Total advisory fees paid	$7,688,341
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boston Scientific Corp.	8.67%
Eli Lilly and Co.	8.10%
AbbVie, Inc.	4.85%
Cencora, Inc.	4.70%
argenx SE, ADR	3.48%
AstraZeneca PLC, ADR	3.46%
Gilead Sciences, Inc.	3.06%
McKesson Corp.	2.85%
Stryker Corp.	2.52%
Tenet Healthcare Corp.	2.39%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.

Material Fund Change Risks Change [Text Block]	The Fund added issuer focus risk to its principal risks to reflect that although the Fund is classified as diversified, it may focus its investments in a relatively small number of issuers.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120702 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R6
Trading Symbol	ALLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class R6)	$99	0.96%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 7.28%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class R6)	7.28%	4.78%	4.73%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 904,179,164
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 8,599,542
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076841 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R5
Trading Symbol	ABRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class R5)	$107	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 7.12%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class R5)	7.12%	4.71%	4.66%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 904,179,164
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 8,599,542
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076840 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class Y
Trading Symbol	ABRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class Y)	$111	1.07%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 7.05%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class Y)	7.05%	4.66%	4.61%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 904,179,164
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 8,599,542
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076839 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R
Trading Symbol	ABRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class R)	$162	1.57%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.57%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 6.47%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class R)	6.47%	4.12%	4.08%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 904,179,164
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 8,599,542
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class C
Trading Symbol	ABRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class C)	$213	2.07%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.07%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 6.11%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class C) —including sales charge	5.17%	3.64%	3.72%
Invesco Balanced-Risk Allocation Fund (Class C) —excluding sales charge	6.11%	3.64%	3.72%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 904,179,164
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 8,599,542
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076836 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class A
Trading Symbol	ABRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class A)	$137	1.32%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.32%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices. Because the Fund is diversified across stocks, bonds and commodities, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 6.83%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index (the “Benchmark”) returned 15.74%.
What contributed to performance?
Growth Macro Factor | The Fund’s strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the strongest contributor to performance supported by broad-based gains across key markets. Ex-US equities outperformed in a notable rotation away from US equities.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, also contributed to performance gains in Australian, Canadian and US government bonds, outweighing losses from UK, German and Japanese government bonds. Mixed results across markets reflected ongoing uncertainty around inflation and diverging central bank policies. While some regions benefited from rate cuts amid economic softening, others were pressured by rising yields and persistent inflation concerns.
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps, and commodity-linked notes, contributed positively to performance, driven by strong gains in precious metals, industrial metals and energy, which more than offset losses in agriculture.
What detracted from performance?
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities were outweighed by losses from positioning within bonds and commodities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class A) —including sales charge	1.00%	3.23%	3.76%
Invesco Balanced-Risk Allocation Fund (Class A) —excluding sales charge	6.83%	4.41%	4.35%
Custom Invesco Balanced Risk Allocation Style Index	15.74%	9.26%	8.06%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 904,179,164
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 8,599,542
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$904,179,164
Total number of portfolio holdings	135
Total advisory fees paid	$8,599,542
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	47.06%	50.36%
Fixed Income	16.67%	69.81%
Commodities	36.27%	22.81%
Total	100.00%	142.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092474 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class A
Trading Symbol	BRCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class A)	$139	1.31%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.31%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 12.77%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class A) —including sales charge	6.59%	10.62%	4.30%
Invesco Balanced-Risk Commodity Strategy Fund (Class A) —excluding sales charge	12.77%	11.89%	4.89%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,018,617,334
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 6,899,529
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class C
Trading Symbol	BRCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class C)	$218	2.06%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.06%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 12.08%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class C) —including sales charge	11.08%	11.06%	4.26%
Invesco Balanced-Risk Commodity Strategy Fund (Class C) —excluding sales charge	12.08%	11.06%	4.26%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,018,617,334
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 6,899,529
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092477 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R
Trading Symbol	BRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	$166	1.56%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.56%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 12.40%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	12.40%	11.59%	4.65%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,018,617,334
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 6,899,529
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class Y
Trading Symbol	BRCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	$113	1.06%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 13.03%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	13.03%	12.18%	5.16%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,018,617,334
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 6,899,529
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092479 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R5
Trading Symbol	BRCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	$112	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 12.95%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	12.95%	12.14%	5.19%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,018,617,334
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 6,899,529
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000120704 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	IBRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	$112	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 13.08%. For the same time period, the Bloomberg Commodity Index (the “Benchmark”) returned 14.15%.
• The Fund's commodity exposure is achieved primarily through futures, swaps and commodity-linked notes.
What contributed to performance?
Strategic exposure to metals | The Fund’s strategic precious metals exposure contributed to performance, led by gold. Gold ended the period at an all-time-high, driven by ongoing geopolitical tensions, central bank demand and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. The Fund’s strategic exposure to industrial metals also contributed due to copper, which benefited from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and artificial intelligence (AI) data centers.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also contributed to absolute performance. Heating oil and gasoil were the top contributors due to supply constraints and geopolitical risks.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely positioning in agriculture, industrial metals and precious metals.
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in the aggregate primarily due to losses in sugar, cotton, wheat, soymeal and corn. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	13.08%	12.16%	5.21%
Bloomberg Commodity Index	14.15%	11.86%	4.31%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,018,617,334
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 6,899,529
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,018,617,334
Total number of portfolio holdings	39
Total advisory fees paid	$6,899,529
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	20.17%	30.48%
Energy	47.12%	32.90%
Industrial Metals	19.25%	23.10%
Precious Metals	13.46%	22.98%
Total	100.00%	109.46%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000120706 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	PIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class R6)	$54	0.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 9.30%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class R6)	9.30%	4.07%	4.01%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 906,531,058
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,977,363
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class R6 shares' expense limitation of 0.65% changed to a boundary limit of 1.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective March 1, 2025, Class R6 shares' expense limitation of 0.65% changed to a boundary limit of 1.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000107692 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	IPNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class R5)	$54	0.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 9.16%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class R5)	9.16%	3.99%	3.96%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 906,531,058
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,977,363
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class R5 shares' expense limitation of 0.65% changed to a boundary limit of 1.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective March 1, 2025, Class R5 shares' expense limitation of 0.65% changed to a boundary limit of 1.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000107691 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PIYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class Y)	$64	0.61%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 9.06%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class Y)	9.06%	3.97%	3.95%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 906,531,058
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,977,363
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class Y shares' expense limitation of 0.65% changed to a boundary limit of 1.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective March 1, 2025, Class Y shares' expense limitation of 0.65% changed to a boundary limit of 1.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000107690 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R
Trading Symbol	PIRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class R)	$116	1.11%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 8.52%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class R)	8.52%	3.43%	3.44%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 906,531,058
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,977,363
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class R shares' expense limitation of 1.15% changed to a boundary limit of 1.75% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective March 1, 2025, Class R shares' expense limitation of 1.15% changed to a boundary limit of 1.75% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000107689 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class C)	$167	1.61%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%	[20]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 7.98%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class C) —including sales charge	6.98%	2.93%	3.08%
Invesco Multi-Asset Income Fund (Class C) —excluding sales charge	7.98%	2.93%	3.08%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 906,531,058
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,977,363
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class C shares' expense limitation of 1.65% changed to a boundary limit of 2.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective March 1, 2025, Class C shares' expense limitation of 1.65% changed to a boundary limit of 2.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000107688 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class A)	$88	0.84%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 8.95%. For the same time period, the Custom Invesco Multi-Asset Income Index (the “Benchmark”) returned 12.39%.
What contributed to performance?
Strategic Equity | The Fund’s strategic equity exposures produced gains across the board over the fiscal year. The Fund's positions in Invesco QQQ Income Advantage ETF, Invesco S&P 500 Equal Weight Income Advantage ETF and Invesco MSCI EAFE Income Advantage ETF were all notable contributors to performance.
Strategic Fixed Income | The Fund’s strategic fixed income exposures broadly produced gains over the fiscal year with short-term investment grade and high yield exposures being the top contributors within the asset class.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning produced a slight drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK gilts and German government bonds.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class A) —including sales charge	2.96%	2.56%	3.11%
Invesco Multi-Asset Income Fund (Class A) —excluding sales charge	8.95%	3.73%	3.70%
Custom Invesco Multi-Asset Income Index	12.39%	6.02%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 906,531,058
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 3,977,363
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$906,531,058
Total number of portfolio holdings	458
Total advisory fees paid	$3,977,363
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	23.45%
Invesco Core Fixed Income ETF	19.26%
Invesco QQQ Income Advantage ETF	10.82%
Invesco MSCI EAFE Income Advantage ETF	8.56%
Invesco High Yield Bond Factor ETF	8.39%
U.S. Treasury Notes, 3.88%, 09/30/2032	2.40%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.39%
U.S. Treasury Notes, 4.25%, 08/15/2035	1.86%
U.S. Treasury Notes, 3.63%, 09/30/2030	1.44%
U.S. Treasury Bonds, 4.88%, 08/15/2045	1.36%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective March 1, 2025, Class A shares' expense limitation of 0.90% changed to a boundary limit of 1.50% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective March 1, 2025, Class A shares' expense limitation of 0.90% changed to a boundary limit of 1.50% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class A
Trading Symbol	OEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class A)	$126	1.19%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%	[22]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 12.34%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class A) —including sales charge	7.61%	1.22%	2.86%
Invesco Emerging Markets Local Debt Fund (Class A) —excluding sales charge	12.34%	2.10%	3.31%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 90,764,742
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 287,829
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.

C000209539 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class C
Trading Symbol	OEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class C)	$205	1.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.94%	[23]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 11.50%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class C) —including sales charge	10.50%	1.32%	2.65%
Invesco Emerging Markets Local Debt Fund (Class C) —excluding sales charge	11.50%	1.32%	2.65%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 90,764,742
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 287,829
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.

C000209538 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R
Trading Symbol	OEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class R)	$153	1.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%	[24]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 12.06%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class R)	12.06%	1.83%	3.02%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 90,764,742
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 287,829
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.

C000209540 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class Y
Trading Symbol	OEMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class Y)	$100	0.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%	[25]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 12.62%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class Y)	12.62%	2.32%	3.55%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 90,764,742
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 287,829
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.

C000209536 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R5
Trading Symbol	EMLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class R5)	$100	0.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%	[26]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 12.62%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class R5)	12.62%	2.40%	3.50%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 90,764,742
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 287,829
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.

C000209535 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R6
Trading Symbol	OEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class R6)	$100	0.94%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%	[27]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, local emerging market bonds remained resilient despite global trade tension and geopolitical uncertainty. Emerging markets broadly benefited from moderating inflation, diverging global growth, and renewed monetary easing. Monetary easing across emerging markets continued, driven by domestic growth concerns, subdued inflation, and a favorable global environment. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. Importantly, the US dollar weakened over the period, providing an additional tailwind for emerging market assets. The more idiosyncratic aspects of emerging market performance continued to be shaped by fiscal policy and election cycles, which remained key drivers of differentiation across countries.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 12.62%. For the same time period, the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 13.06%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Hungarian forint.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in South Africa and Egypt.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Turkish lira and Colombian peso.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Turkey and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class R6)	12.62%	2.41%	3.65%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 90,764,742
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 287,829
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$90,764,742
Total number of portfolio holdings	340
Total advisory fees paid	$287,829
Portfolio turnover rate	114%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 11.00%, 08/22/2029	4.57%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.50%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.95%
Colombian TES, Series B, 7.00%, 03/26/2031	3.32%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.23%
India Government Bond, 7.30%, 06/19/2053	2.94%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.80%
Mexican Bonos, Series M, 8.00%, 07/31/2053	2.67%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.63%
Turkiye Government Bond, 30.00%, 09/12/2029	2.60%
* Excluding money market fund holdings, if any.

C000209551 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R6
Trading Symbol	QGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class R6)	$78	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%	[28]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 12.59%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class R6)	12.59%	7.93%	6.24%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,021,194,433
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 6,339,369
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.

C000209550 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R5
Trading Symbol	GLALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class R5)	$78	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%	[29]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 12.63%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class R5)	12.63%	7.94%	6.08%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,021,194,433
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 6,339,369
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.

C000209549 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class Y
Trading Symbol	QGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class Y)	$89	0.84%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%	[30]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 12.49%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class Y)	12.49%	7.79%	6.07%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,021,194,433
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 6,339,369
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.

C000209547 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R
Trading Symbol	QGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class R)	$142	1.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.34%	[31]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 11.88%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class R)	11.88%	7.26%	5.55%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,021,194,433
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 6,339,369
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.

C000209548 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class C
Trading Symbol	QGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class C)	$194	1.84%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.84%	[32]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 11.36%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class C) —including sales charge	10.36%	6.73%	5.18%
Invesco Global Allocation Fund (Class C) —excluding sales charge	11.36%	6.73%	5.18%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,021,194,433
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 6,339,369
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.

C000209552 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class A
Trading Symbol	QVGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class A)	$116	1.09%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%	[33]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets delivered positive returns, with equities achieving double-digit gains for the fiscal year ended October 31, 2025. In the US, three key themes dominated the year’s news flow: the election, tariffs, and excitement around the artificial intelligence investment wave, which drove historic market concentrated leadership among mega-cap technology stocks. Meanwhile, international markets experienced increased fiscal stimulus, particularly focused on defense spending.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 12.19%. For the same time period, the Custom Invesco Global Allocation Index (the "Benchmark") returned 15.67%.
What contributed to performance?
Asset Allocation - Total Allocation | The Fund's tactical asset allocation contributed positively to relative performance as the Fund’s exposure to fixed income, foreign exchange (FX) activity, and commodities offset the detractors of equities.
Asset Allocation – Emerging Markets (EM) Sovereign Debt | The Fund being underweight international fixed income relative to the Benchmark was a positive driver of relative performance. Additionally, the Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Asset Allocation - FX Activity | The Fund's FX activity was a positive driver of relative performance given the decline in the US dollar.
What detracted from performance?
Asset Allocation - US Fixed Income | The Fund's overweight to US fixed income relative to the Benchmark was the largest detractor from relative performance given the strong equity markets returns.
Manager selection | The Fund's manager selection effects detracted from the Fund's relative performance, with key detractors being selection within US mid-cap growth and emerging market equities.
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco's Dynamic Multifactor ETF suite (tickers: OMFL, OMFS, and IMFL), specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was a detractor of relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in OMFL being underweight the "Magnificent 7", which has been the main driver of US equity market returns over the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class A) —including sales charge	6.02%	6.33%	5.22%
Invesco Global Allocation Fund (Class A) —excluding sales charge	12.19%	7.54%	5.81%
Custom Invesco Global Allocation Index	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index	5.30%	0.52%	2.37%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,021,194,433
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 6,339,369
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,021,194,433
Total number of portfolio holdings	77
Total advisory fees paid	$6,339,369
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.52%
Invesco International Developed Dynamic Multifactor ETF	16.36%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.97%
U.S. Treasury Notes, 4.63%, 02/15/2035	12.40%
iShares Core MSCI Emerging Markets ETF	6.83%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.77%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco MSCI USA ETF	5.27%
Invesco S&P 500 Revenue ETF	5.15%
Invesco High Yield Bond Factor ETF	2.39%
* Excluding money market fund holdings, if any.

C000209558 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class A
Trading Symbol	QVOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class A)	$126	1.28%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.28%	[34]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned -3.70%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class A) —including sales charge	-9.07%	-0.57%	0.16%
Invesco Multi-Strategy Fund (Class A) —excluding sales charge	-3.70%	0.56%	0.73%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 253,772,222
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,947,185
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.

C000209557 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class C
Trading Symbol	QOPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class C)	$198	2.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	2.03%	[35]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned -4.46%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class C) —including sales charge	-5.45%	-0.19%	0.11%
Invesco Multi-Strategy Fund (Class C) —excluding sales charge	-4.46%	-0.19%	0.11%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 253,772,222
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,947,185
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.

C000209556 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class R
Trading Symbol	QOPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class R)	$150	1.53%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.53%	[36]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned -3.97%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class R)	-3.97%	0.30%	0.46%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 253,772,222
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,947,185
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.

C000209555 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class Y
Trading Symbol	QOPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class Y)	$101	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.03%	[37]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned -3.50%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class Y)	-3.50%	0.81%	0.97%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 253,772,222
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,947,185
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.

C000209554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class R5
Trading Symbol	FDATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class R5)	$87	0.88%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.88%	[38]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned -3.36%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class R5)	-3.36%	0.96%	0.98%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 253,772,222
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,947,185
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.

C000209553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Strategy Fund
Class Name	Class R6
Trading Symbol	QOPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Strategy Fund (Class R6)	$87	0.88%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.88%	[39]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global growth slowed modestly while major central banks cut rates amid easing inflation. Equities advanced overall with leadership broadening beyond the US as investors rotated towards international and emerging markets amid a weaker US dollar and policy uncertainty. Government bond yields moved lower amid moderating inflation and rising expectations for policy easing. Commodities were supported by resilient energy prices but were tempered by softer industrial metals prices.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned -3.33%. For the same time period, the HFRX Global Hedge Fund Index returned 7.27%.
What contributed to performance?
Defensive exposures  | The Fund’s diversified defense component contributed to results in the aggregate. The diversified defense component is made up of factor equities, bonds, currency and commodities. Momentum equities were the top performer, benefiting from their overweight to the technology sector. Low volatility commodity exposure also contributed followed by value and quality factor bonds.
What detracted from performance?
Adaptive positioning (Managed Futures) | The adaptive positioning (managed futures) strategy detracted from performance with losses in all four asset classes: stocks, bonds, commodities and currencies. Commodity positioning was the largest detractor primarily due to losses in energy and agriculture as volatile energy prices have made positioning challenging. Long exposure to gold helped buffer the losses with the metal ending the period at an all time high.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Strategy Fund (Class R6)	-3.33%	0.98%	1.14%
HFRX Global Hedge Fund Index	7.27%	3.80%	2.80%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 253,772,222
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,947,185
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$253,772,222
Total number of portfolio holdings	267
Total advisory fees paid	$1,947,185
Portfolio turnover rate	103%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Managed Futures Strategy ETF	44.62%
Microsoft Corp.	1.48%
NVIDIA Corp.	1.42%
Apple, Inc.	1.41%
Alphabet, Inc., Class A	0.78%
Broadcom, Inc.	0.74%
Amazon.com, Inc.	0.69%
Duke Energy Corp.	0.60%
Johnson & Johnson	0.51%
Altria Group, Inc.	0.47%
* Excluding money market fund holdings, if any.

C000209589 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R6
Trading Symbol	OPBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class R6)	$38	0.37%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%	[40]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 5.83%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class R6)	5.83%	-0.10%	2.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,179,283,171
Holdings Count | Holding	1,750
Advisory Fees Paid, Amount	$ 8,171,113
Investment Company Portfolio Turnover	627.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.

C000209590 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R5
Trading Symbol	TRTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class R5)	$38	0.37%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%	[41]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 6.00%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class R5)	6.00%	-0.12%	2.15%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,179,283,171
Holdings Count | Holding	1,750
Advisory Fees Paid, Amount	$ 8,171,113
Investment Company Portfolio Turnover	627.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.

C000209591 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class Y
Trading Symbol	OPBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class Y)	$44	0.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%	[42]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 5.95%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class Y)	5.95%	-0.10%	2.25%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,179,283,171
Holdings Count | Holding	1,750
Advisory Fees Paid, Amount	$ 8,171,113
Investment Company Portfolio Turnover	627.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.

C000209592 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R
Trading Symbol	OPBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class R)	$96	0.93%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%	[43]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 5.42%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class R)	5.42%	-0.63%	1.68%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,179,283,171
Holdings Count | Holding	1,750
Advisory Fees Paid, Amount	$ 8,171,113
Investment Company Portfolio Turnover	627.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.

C000209593 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class C
Trading Symbol	OPBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class C)	$146	1.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%	[44]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 4.71%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class C) —including sales charge	3.71%	-1.15%	1.32%
Invesco Core Bond Fund (Class C) —excluding sales charge	4.71%	-1.15%	1.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,179,283,171
Holdings Count | Holding	1,750
Advisory Fees Paid, Amount	$ 8,171,113
Investment Company Portfolio Turnover	627.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.

C000209594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class A
Trading Symbol	OPIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class A)	$70	0.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%	[45]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global economic outlook shifted markedly as widespread US-imposed tariffs and broader policy uncertainty provoked market volatility, sell-offs, and credit spread tightening. Elevated yields continued to attract buyers and we believe stability in interest rates can be a positive factor further supporting demand for investment grade credit.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 5.68%. For the same time period, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark") returned 6.16%. The Fund's underperformance relative to the Benchmark for the fiscal year was primarily driven by security selection and underweight allocation to Treasuries.
What contributed to performance?
Investment grade financial institutions sub-sector | Sector allocation to the investment grade financial institutions sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the Benchmark presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt | Sector allocation to securitized debt, particularly Agency mortgages, non-Agency mortgages, and collateralized loan obligations (CLOs), contributed to relative performance, driven by supportive market technicals and valuations throughout the year.
What detracted from performance?
Treasuries | Selection in treasuries, particularly in longer-maturity treasury bonds, detracted from relative performance due to an elevated rates environment.
Technology, media, and telecom sub-sector | Sector allocation to the investment grade technology, media, and telecom sub-sectors detracted from relative performance due to lagging credits in the sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class A) —including sales charge	1.21%	-1.25%	1.52%
Invesco Core Bond Fund (Class A) —excluding sales charge	5.68%	-0.40%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Credit Index	6.68%	0.46%	3.00%
FTSE Broad Investment Grade Bond Index	6.21%	-0.25%	1.92%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,179,283,171
Holdings Count | Holding	1,750
Advisory Fees Paid, Amount	$ 8,171,113
Investment Company Portfolio Turnover	627.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,179,283,171
Total number of portfolio holdings	1,750
Total advisory fees paid	$8,171,113
Portfolio turnover rate	627%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 09/30/2027	6.09%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 11/01/2055	3.22%
U.S. Treasury Bonds, 4.75%, 05/15/2055	3.05%
U.S. Treasury Notes, 3.63%, 09/30/2030	2.72%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2055	2.71%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2055	2.61%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2055	1.73%
U.S. Treasury Notes, 3.50%, 10/15/2028	1.63%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2055	1.58%
Government National Mortgage Association, TBA, 2.50%, 11/01/2055	1.39%
* Excluding money market fund holdings, if any.

C000209615 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class A
Trading Symbol	ODMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class A)	$141	1.29%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 19.24%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class A) —including sales charge	12.68%	1.22%	4.69%
Invesco Developing Markets Fund (Class A) —excluding sales charge	19.24%	2.37%	5.28%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,638,187,052
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 114,501,695
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Risks Change [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Adviser [Text Block]	In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209617 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class C
Trading Symbol	ODVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class C)	$223	2.04%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 18.37%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class C) —including sales charge	17.37%	1.61%	4.65%
Invesco Developing Markets Fund (Class C) —excluding sales charge	18.37%	1.61%	4.65%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,638,187,052
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 114,501,695
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Risks Change [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Adviser [Text Block]	In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R
Trading Symbol	ODVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class R)	$169	1.54%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 18.94%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class R)	18.94%	2.12%	5.02%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,638,187,052
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 114,501,695
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Risks Change [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Adviser [Text Block]	In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class Y
Trading Symbol	ODVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class Y)	$114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 19.54%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class Y)	19.54%	2.63%	5.55%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,638,187,052
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 114,501,695
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Risks Change [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Adviser [Text Block]	In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209614 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R5
Trading Symbol	DVMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class R5)	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 19.68%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class R5)	19.68%	2.75%	5.53%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,638,187,052
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 114,501,695
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Risks Change [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Adviser [Text Block]	In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209613 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R6
Trading Symbol	ODVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class R6)	$96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market (EM) equities delivered positive performance and returned 27.91% for the period, outperforming developed international markets and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index (Net) (the "Benchmark"), was driven by returns in China, Taiwan, and South Korea. China and Taiwan led EM countries as the artificial intelligence (AI) trade continued to lead global markets to positive returns on the back of surging demand for semiconductors, AI servers, and data centers. Additionally, the continued decline in the US dollar helped broader EM equities.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 19.72%. For the same time period, the Benchmark returned 27.91%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | Taiwan Semiconductor is one of the world's leading semiconductor foundries and the key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and AI innovation. The company is known for its advanced technology, high-volume production, and strong customer base, including major tech companies like Apple, Qualcomm, and NVIDIA.
Tencent Holdings Ltd. | Tencent, a long-term holding of the Fund, is a Chinese internet and technology company that has developed a robust suite of digital offerings for its user base. The company provides communication and social tools, PC and mobile games, and a plethora of digital content including news and literature. Additionally, Tencent provides enterprise services, such as cloud computing and access to fintech platforms for its clients.
What detracted from performance?
Meituan | Meituan operates the leading service-based e-commerce platform in China focusing on mass-market, essential and high-frequency service categories to connect consumers and merchants. Meituan mainly generates revenue from its food delivery business, in-store hotel and travel business and new initiatives. It operates mobile apps including Meituan, Dianping, Meituan Waimai and Mobike to provide services for merchants and consumers. It serves as the world's largest on-demand food delivery service provider and China's largest e-commerce platform for in-store dining services. The stock struggled over the period due to an increasing competitive landscape combined with margin compressions due to higher cost of goods sold. This position was exited during the period.
Tata Consultancy Services Ltd. | Tata Consultancy is a global IT services, consulting, and business solutions company headquartered in Mumbai, India, and part of the Tata Group. It provides services such as software development, cloud computing, AI, and digital transformation to clients across multiple industries worldwide. The company is one of the largest IT firms globally, known for its strong presence in emerging markets and focus on innovation and sustainability. The company's share price underperformed peers due to global economic headwinds, slower client spending in key markets like the US and Europe, and internal challenges such as deal delays leading to weaker revenue growth.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class R6)	19.72%	2.78%	5.71%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,638,187,052
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 114,501,695
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,638,187,052
Total number of portfolio holdings	76
Total advisory fees paid	$114,501,695
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.93%
Tencent Holdings Ltd.	7.56%
Samsung Electronics Co. Ltd.	7.26%
HDFC Bank Ltd.	3.93%
Vale S.A., ADR	2.97%
AIA Group Ltd.	2.75%
Alibaba Group Holding Ltd.	2.73%
JD.com, Inc., A Shares	2.65%
H World Group Ltd., ADR	2.38%
Anglo American PLC	2.21%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks. In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Risks Change [Text Block]	Effective June 23, 2025, the Fund modified its principal investment strategies and principal risks to reflect that the Fund no longer focuses on growth stocks.
Material Fund Change Adviser [Text Block]	In addition, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209625 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R6
Trading Symbol	OSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class R6)	$73	0.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%	[46]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 12.19%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class R6)	12.19%	2.83%	2.87%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,692,206,370
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 9,337,799
Investment Company Portfolio Turnover	385.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209626 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R5
Trading Symbol	GLSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class R5)	$73	0.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%	[47]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 12.51%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class R5)	12.51%	2.79%	2.70%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,692,206,370
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 9,337,799
Investment Company Portfolio Turnover	385.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class Y
Trading Symbol	OSIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class Y)	$84	0.79%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%	[48]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 12.04%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class Y)	12.04%	2.72%	2.73%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,692,206,370
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 9,337,799
Investment Company Portfolio Turnover	385.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209628 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R
Trading Symbol	OSINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class R)	$137	1.29%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.29%	[49]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 11.84%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class R)	11.84%	2.15%	2.20%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,692,206,370
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 9,337,799
Investment Company Portfolio Turnover	385.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class C
Trading Symbol	OSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class C)	$189	1.79%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.79%	[50]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 11.30%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class C) —including sales charge	10.30%	1.63%	1.83%
Invesco Global Strategic Income Fund (Class C) —excluding sales charge	11.30%	1.63%	1.83%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,692,206,370
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 9,337,799
Investment Company Portfolio Turnover	385.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class A
Trading Symbol	OPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class A)	$109	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%	[51]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, global fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 12.11%. For the same time period, Bloomberg Global Aggregate Index (the "Benchmark") returned 5.69%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Brazil.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Colombia.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Germany.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class A) —including sales charge	7.22%	1.53%	2.03%
Invesco Global Strategic Income Fund (Class A) —excluding sales charge	12.11%	2.42%	2.46%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,692,206,370
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 9,337,799
Investment Company Portfolio Turnover	385.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,692,206,370
Total number of portfolio holdings	1,121
Total advisory fees paid	$9,337,799
Portfolio turnover rate	385%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.24%
U.S. Treasury Bonds, 5.50%, 08/15/2028	4.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.00%
U.S. Treasury Bills, 4.11%, 05/14/2026	2.52%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	1.25%
Federal Home Loan Mortgage Corp., 4.50%, 10/01/2052	1.17%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	1.14%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.13%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31%, 03/13/2046	1.04%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class A
Trading Symbol	OIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class A)	$111	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%	[52]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 15.59%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class A) —including sales charge	10.68%	0.36%	1.93%
Invesco International Bond Fund (Class A) —excluding sales charge	15.59%	1.23%	2.37%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,290,200,567
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 6,000,672
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class C
Trading Symbol	OIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class C)	$191	1.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.78%	[53]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 14.79%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class C) —including sales charge	13.79%	0.47%	1.74%
Invesco International Bond Fund (Class C) —excluding sales charge	14.79%	0.47%	1.74%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,290,200,567
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 6,000,672
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R
Trading Symbol	OIBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class R)	$138	1.28%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.28%	[54]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 15.34%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class R)	15.34%	1.01%	2.13%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,290,200,567
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 6,000,672
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209636 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class Y
Trading Symbol	OIBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class Y)	$84	0.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%	[55]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 15.88%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class Y)	15.88%	1.49%	2.63%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,290,200,567
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 6,000,672
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209632 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R5
Trading Symbol	INBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class R5)	$84	0.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%	[56]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 16.13%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class R5)	16.13%	1.53%	2.56%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,290,200,567
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 6,000,672
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R6
Trading Symbol	OIBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class R6)	$82	0.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%	[57]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, international fixed income was generally supported by moderating inflation and monetary easing amidst diverging global growth and shifting dollar dynamics. Changes in trade policy, security frameworks, and economic alliances are leading the global economic cycle to appear increasingly fragmented – with growth and inflation trajectories as well as monetary and fiscal policy responses differing across regions and countries. Over the period, the US Federal Reserve cut rates four times and ended quantitative tightening, while the European Central Bank took a more accommodative stance, and the Bank of Japan hiked interest rates. These shifts in the global economic landscape created a robust opportunity set to generate excess return through active management.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 15.93%. For the same time period, the Custom Invesco International Bond Index (the "Benchmark") returned 8.85%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the UK and European Union.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and Mexico.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Italy and Mexico.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Argentinian peso and Japanese yen.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in China and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class R6)	15.93%	1.56%	2.74%
FTSE Non-U.S. Dollar World Government Bond Index	4.79%	-4.45%	-0.35%
Custom Invesco International Bond Index	8.85%	-0.98%	1.66%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	13.06%	2.33%	3.13%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,290,200,567
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 6,000,672
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,290,200,567
Total number of portfolio holdings	574
Total advisory fees paid	$6,000,672
Portfolio turnover rate	88%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mexican Bonos, Series M, 8.50%, 02/28/2030	8.94%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.25%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	3.94%
U.S. Treasury Bills, 4.11%, 05/14/2026	3.76%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2029	3.73%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.49%
Spain Government Bond, 2.80%, 05/31/2026	2.33%
Mexican Udibonos, Series S, 4.00%, 08/30/2029	2.14%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.89%
Grupo Financiero Galicia S.A., Class B	1.27%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209637 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	OEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class R6)	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 13.96%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class R6)	13.96%	8.74%	11.95%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,491,090,602
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 37,961,751
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.

C000209638 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R5
Trading Symbol	DMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class R5)	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 13.89%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class R5)	13.89%	8.66%	11.73%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,491,090,602
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 37,961,751
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.

C000209642 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	OEGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class Y)	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 13.83%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class Y)	13.83%	8.59%	11.78%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,491,090,602
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 37,961,751
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.

C000209640 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	OEGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class R)	$138	1.29%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 13.29%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class R)	13.29%	8.06%	11.22%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,491,090,602
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 37,961,751
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.

C000209641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class C)	$188	1.77%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 12.71%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class C) —including sales charge	11.71%	7.54%	10.84%
Invesco Discovery Mid Cap Growth Fund (Class C) —excluding sales charge	12.71%	7.54%	10.84%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,491,090,602
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 37,961,751
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.

C000209639 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class A)	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US mid-cap growth equities benefited from an environment of falling interest rates, economic growth, and a robust artificial intelligence ecosystem.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 13.55%. For the same time period, the Russell Midcap® Growth Index (the "Benchmark") returned 19.59%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the information technology sector. These results were partially offset by strong stock selection within the industrials sector.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace is a leading producer of aero engine and industrial gas turbine components. Management reported solid quarterly results that beat expectations and raised guidance for fiscal year 2025 earnings and cash flow.
Robinhood Markets, Inc. | Robinhood Markets is a financial services organization operating a commission-free trading platform with the goal of making investing accessible to everyone. During the period, management consistently reported strong quarterly results. New account and revenue growth continued to exceed expectations and clients increased trading in a wider range of products (cryptocurrency, options, prediction markets) that generate higher fees.
What detracted from performance?
Trade Desk, Inc. | Trade Desk provides a demand-side platform for advertisers to manage and optimize digital advertising campaigns across various channels. During the period, internal execution errors came to a head in the fourth quarter of 2024. We exited our position during the period.
Coherent Corp. | Coherent is a leader in photonics and laser technology. The stock declined due to the uncertainty surrounding the potential tariffs proposed by the Trump administration. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class A) —including sales charge	7.31%	7.11%	10.88%
Invesco Discovery Mid Cap Growth Fund (Class A) —excluding sales charge	13.55%	8.33%	11.50%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,491,090,602
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 37,961,751
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$6,491,090,602
Total number of portfolio holdings	82
Total advisory fees paid	$37,961,751
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Howmet Aerospace, Inc.	2.98%
Monolithic Power Systems, Inc.	2.92%
Cloudflare, Inc., Class A	2.83%
Hilton Worldwide Holdings, Inc.	2.78%
Comfort Systems USA, Inc.	2.74%
Vertiv Holdings Co., Class A	2.55%
Quanta Services, Inc.	2.30%
Cencora, Inc.	2.22%
Axon Enterprise, Inc.	2.04%
Flex Ltd.	1.95%
* Excluding money market fund holdings, if any.

[1]	For the period September 30, 2025 (commencement of operations) to October 31, 2025. Expenses for a full reporting period would be higher.
[2]	Annualized.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[23]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[24]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[25]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[26]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[27]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[28]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[29]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[30]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[31]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[32]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[33]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[34]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[35]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[36]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[37]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[38]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[39]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[40]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[41]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[42]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[43]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[44]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[45]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[46]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[47]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[48]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[49]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[50]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[51]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[52]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[53]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[54]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[55]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[56]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[57]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.